Concentration of Risk (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021	Dec. 31, 2023 HKD ($)
Concentration of Risk (Details) [Line Items]
Credit risk financial instruments	¥ 199,822	$ 28,144	¥ 172,514
Deposit insurance (in Yuan Renminbi) | ¥	¥ 500,000
Bank deposits (in Dollars) | $					$ 500,000
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Other Customer [Member]
Concentration of Risk (Details) [Line Items]
Percentage of total revenue	10.00%	10.00%	10.00%	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Vendors [Member]
Concentration of Risk (Details) [Line Items]
Percentage of total revenue			10.00%	19.60%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Vendors One [Member]
Concentration of Risk (Details) [Line Items]
Percentage of total revenue	11.10%	11.10%		10.90%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Vendors Three [Member]
Concentration of Risk (Details) [Line Items]
Percentage of total revenue	10.00%	10.00%
Revenue [Member]
Concentration of Risk (Details) [Line Items]
Total revenue percentage			11.20%